Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 28, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Other income			$ 3,556	$ 3,556
Redemption price per share (in Dollars per share)		$ 2		$ 2
Conversion of the outstanding preferred stock (in Shares)			19,887,616
Common stock outstanding (in Shares)			19,181,066
Common stock issuable upon conversion			$ 19,887,616
Deferred offering cost					878
Recognized income tax percentage				50.00%
Unrecognized tax benefits
Additional shares (in Shares)	150,000
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life				20 years
Mabwell (Shanghai) Bioscience Co Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Receivables						$ 3,500
Other income			$ 3,500	$ 3,500
Contingent Earnout Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Additional shares (in Shares)				14,500,000
AbMed [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest		82.00%		82.00%